Thrivent Large Cap Value Fund Annual Fund Operating Expenses - Thrivent Large Cap Value Fund	Oct. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.83%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.56%